Revenues and Cost of Services - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction Revenues	$ 415,444	$ 241,814	$ 103,489
Reclassification
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction Revenues		$ 7,397	$ 4,999